Operating costs - Operating costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expense by nature [line items]
Excise duties	$ 8,119	$ 7,719	$ 7,622
Increase in inventories	(120)	(470)	(112)
Cost of sales	7,962	8,072	8,071
Raw materials and consumables	4,678	5,119	4,892
Marketing	3,183	3,662	3,691
Other external charges	3,722	3,428	3,002
Staff costs	2,551	2,488	2,314
Depreciation, amortisation and impairment	2,480	1,718	493
(Gains)/losses on disposal of properties	(5)	(37)	1
Other operating items	5,342	4,176	2,506
Net foreign exchange losses	10	21	8
Other operating income	(12)	(19)	(21)
Operating expenses	$ 24,606	$ 23,629	$ 21,890